TRADE PAYABLES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
TRADE PAYABLES
Trade payables	¥ 10,222	¥ 6,290
Term for settlement of trade payables	120 days